SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2018
SHARE-BASED COMPENSATION.
Summary of information regarding options granted

	For the years ended March 31,
	2016			2017			2018
	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date
Outstanding on April 1 of year	1,900,479	6.63	12.36	889,174	5.15	10.02	612,724	5.29	10.93
Granted	—	—	—	—	—	—	1,658,485	13.01	21.30
Exercised	(995,255)	7.97	14.29	(274,565)	4.83	7.89	(242,834)	5.46	10.44
Forfeited	(16,050)	5.38	22.25	(1,885)	5.19	23.93	(9,650)	5.51	20.50

Outstanding on March 31 of year	889,174	5.15	10.02	612,724	5.29	10.93	2,018,725	11.61	19.46

Summary of information with respect to share options outstanding

	Option outstanding				Option exercisable
Range of exercise price	Number outstanding	Weighted average remaining contractual life in years	Weighted average Exercise price per option	Aggregate intrinsic values as of March 31, 2018	Number exercisable	Weighted average Exercise price per option	Aggregate intrinsic values as of March 31, 2018
$5.13	343,990	4.98	$5.13	11,968	343,990	$5.13	11,968
$6.00	16,250	6.01	$6.00	544	16,250	$6.00	544
$12.89	1,648,485	9.92	$12.89	44,525	1,561,884	$12.89	42,186
$32.92	10,000	9.92	$32.92	70	10,000	$32.92	70

	2,018,725			$57,107	1,932,124		$54,768

Schedule of assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
December 31, 2010	4.67%	10 years	40.90%	—	5.13
June 8, 2011	1.11%	2.39 years	42.00%	—	0.01
February 17, 2012	2.99%	10 years	41.00%	—	5.13
March 18, 2013	2.15%	10 years	40.00%	—	5.13-6.00
September 12, 2013	3.22%	10 years	38.20%	—	6.00
February 27, 2014	3.24%	10 years	38.09%	—	5.13-6.00
August 1, 2014	3.09%	10 years	40.00%	—	16.18
October 28, 2014	3.09%	10 years	45.38%	—	5.13-6.00
February 27, 2015	3.33%	10 years	58.87%	—	5.13
February 28, 2018	3.61%	10 years	38.00%	—	12.89-32.92